Group Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Cash Flows [Abstract]
Profit from operations	£ 6,412	£ 4,655	£ 4,557
Adjustments for
– depreciation, amortisation and impairment costs	902	607	428
– decrease/(increase) in inventories	1,409	(638)	(520)
– (increase)/decrease in trade and other receivables	(732)	87	(508)
– increase in amounts recoverable in respect of Quebec class action	(130)	(242)	(55)
– decrease in provision for Master Settlement Agreement	(934)
– FII GLO receipts			963
– decrease in net retirement benefit liabilities	(131)	(145)	(191)
– (decrease)/increase in provisions for liabilities	(78)	141	48
– other non-cash items	86		(54)
– (decrease)/increase in trade and other payables	(685)	428	732
Cash generated from operations	6,119	4,893	5,400
Dividends received from associates	903	962	593
Tax paid	(1,675)	(1,245)	(1,273)
Net cash generated from operating activities	5,347	4,610	4,720
Cash flows from investing activities
Interest received	83	62	64
Purchases of property, plant and equipment	(791)	(586)	(483)
Proceeds on disposal of property, plant and equipment	95	93	108
Purchases of intangibles	(187)	(88)	(118)
Purchases of investments	(170)	(109)	(99)
Proceeds on disposals of investments	160	22	45
Acquisition of Reynolds American Inc. net of cash acquired	(17,657)
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(77)	(57)	(3,508)
Proceeds from associates' share buy-backs		23
Net cash used in investing activities	(18,544)	(640)	(3,991)
Cash flows from financing activities
Interest paid	(1,114)	(641)	(596)
Proceeds from increases in and new borrowings	40,937	3,476	6,931
(Outflows)/inflows relating to derivative financial instruments	(406)	(26)	201
Purchases of own shares held in employee share ownership trusts	(205)	(64)	(46)
Reductions in and repayments of borrowings	(20,827)	(3,840)	(2,028)
Dividends paid to owners of the parent	(3,465)	(2,910)	(2,770)
Purchases of non-controlling interests		(70)	(1,677)
Dividends paid to non-controlling interests	(167)	(147)	(235)
Other	6	(7)	1
Net cash from/(used in) financing activities	14,759	(4,229)	(219)
Net cash flows generated from/(used in) operating, investing and financing activities	1,562	(259)	510
Differences on exchange	(391)	180	(272)
Increase/(decrease) in net cash and cash equivalents in the year	1,171	(79)	238
Net cash and cash equivalents at 1 January	1,651	1,730	1,492
Net cash and cash equivalents at 31 December	£ 2,822	£ 1,651	£ 1,730